Document and Entity Information	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2021
Entity File Number	000-19860
Entity Registrant Name	SCHOLASTIC CORP
Entity Central Index Key	0000866729
Entity Tax Identification Number	13-3385513
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	557 BROADWAY
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	(212)
Local Phone Number	343-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	SCHL
Security Exchange Name	NASDAQ